Lease - Supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease
Operating cash flows from operating leases	¥ 312,282	¥ 344,120	¥ 402,308
Noncash activities that result in increase (decrease) to ROU assets and lease liabilities	¥ (133,012)	¥ 56,767	¥ 51,559